Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 164	$ 131
Short-term deposits	4	75
Cash and cash equivalents	$ 168	$ 206